Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Paid to counterparties	$ 3,148	$ 14,843	$ 17,283
Received from counterparties	$ 915	$ 634